Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Beginning	₩ 878,227	₩ 928,615
Acquisitions	3,199	20,192
Disposals	(239)	(11,314)
Depreciation	(13,497)	(53,041)
Others	127,091	(6,225)
Ending	994,781	878,227
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	278,465	278,585
Acquisitions	2,814
Disposals	(183)	(5,921)
Others	(1,699)	5,801
Ending	279,397	278,465
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	598,159	571,335
Acquisitions	385	1,548
Disposals		(5,343)
Depreciation	(9,681)	(52,416)
Others	(29,279)	83,035
Ending	559,584	598,159
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	1,178	1,408
Disposals		(50)
Depreciation	(610)	(625)
Others	631	445
Ending	1,199	1,178
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning	425
Disposals	(56)
Depreciation	(3,206)
Others	157,438	425
Ending	₩ 154,601	425
Construction-in-progress [member]
Disclosure of detailed information about investment property [line items]
Beginning		77,287
Acquisitions		18,644
Others		₩ (95,931)